Income Taxes - Summary of Detailed Information About Reconciliation of Effective and Applicable Income Tax Expenses (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax [Abstract]
Applicable tax rate	13.99%	13.99%